CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Special voting shares outstanding (in shares)	388,725,624	388,906,690
Common shares outstanding (in shares)	1,353,831,958	1,363,592,506
Treasury stock (in shares)	10,568,238	807,690